Financial Instruments and Fair Value Disclosure (Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Financial Instruments [Line Items]
Fair value inputs, discount rate		20.00%
Lennar Homebuilding [Member]
Financial Instruments [Line Items]
Fair value inputs, discount rate		20.00%	20.00%	20.00%
Lennar Homebuilding [Member] | Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments [Line Items]
Investments available-for-sale		$ 480	$ 40,032
Rialto Investments [Member]
Financial Instruments [Line Items]
Fair value, option, aggregate differences		1,821	228
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement		111,775	44,000
Rialto Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments [Line Items]
Loans held-for-sale		113,596	44,228
Rialto Investments [Member] | Loans Held For Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments [Line Items]
Loans held-for-sale	[1]	113,596	44,228
Lennar Financial Services [Member]
Financial Instruments [Line Items]
Fair value, option, aggregate differences		32,385	15,262
Principal amount outstanding on loans held-for-sale or securitization or asset-backed financing arrangement		706,011	398,969
Lennar Financial Services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments [Line Items]
Loans held-for-sale		738,396	414,231
Lennar Financial Services [Member] | Loans Held For Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments [Line Items]
Loans held-for-sale	[2]	738,396	414,231
Lennar Financial Services [Member] | Mortgage Loan Commitments [Member]
Financial Instruments [Line Items]
Mortgage loan commitments		12,687	7,335
Lennar Financial Services [Member] | Mortgage Loan Commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments [Line Items]
Mortgage loan commitments		12,687	7,335
Lennar Financial Services [Member] | Forward Contracts [Member]
Financial Instruments [Line Items]
Mortgage loan commitments			1,444
Lennar Financial Services [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments [Line Items]
Derivative asset, fair value, amount not offset against collateral			1,444
Derivative liability, fair value, amount not offset against collateral		(7,576)
Lennar Financial Services [Member] | Servicing Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments [Line Items]
Servicing Asset at Fair Value, Amount		$ 17,353	$ 11,455
Fair Value Inputs, Prepayment Rate		13.20%
Fair Value Input, Delinquency Rate		6.50%
Fair value inputs, discount rate		12.00%

[1]	The aggregate fair value of Rialto loans held-for-sale of $113.6 million at November 30, 2014 exceeds their aggregate principal balance of $111.8 million by $1.8 million. The aggregate fair value of Rialto loans held-for-sale of $44.2 million at November 30, 2013 exceeds their aggregate principal balance of $44.0 million by $0.2 million.
[2]	The aggregate fair value of Lennar Financial Services loans held-for-sale of $738.4 million at November 30, 2014 exceeds their aggregate principal balance of $706.0 million by $32.4 million. The aggregate fair value of loans held-for-sale of $414.2 million at November 30, 2013 exceeds their aggregate principal balance of $399.0 million by $15.3 million.